Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Income Tax Disclosure [Abstract]
Allowance for uncollectibles	$ 26,017	$ 24,757
Accrued pension and postretirement medical benefits	1,997,001	2,698,204
Accrued vacation	229,669	232,516
Over-recovery of gas costs	389,965	0
Costs of gas held in storage	1,055,768	1,181,336
Accrued gas costs	8,999	0
Deferred compensation	493,088	510,288
Interest rate swap	754,149	1,107,186
Other	214,172	279,981
Total gross deferred tax assets	5,168,828	6,034,268
Utility plant	16,593,351	14,925,657
Under-recovery of gas costs	0	260,859
Accrued gas costs	0	374,321
Total gross deferred tax liabilities	16,593,351	15,560,837
Net deferred tax liability	$ 11,424,523	$ 9,526,569